Consolidated Statements of Changes in Equity	Issued capital [member] SGD ($) [1]	Share application monies [member] SGD ($)	Warrant reserve [member] SGD ($)	Translation Reserves [member] SGD ($)	Retained earnings [member] SGD ($)	Equity attributable to owners of parent [member] SGD ($)	Non-controlling interests [member] SGD ($)	USD ($)	SGD ($)
Beginning balance, value at Dec. 31, 2020	$ 3,500,000			$ (8,352)	$ (3,015,682)	$ 475,966	$ (186)		$ 475,780
IfrsStatementLineItems [Line Items]
Total comprehensive loss for the year				(22,628)	(2,051,650)	(2,074,278)	(253)		(2,074,531)
Warrant exercised before year end			73,930			73,930			73,930
Issuance of shares	2,000,000					2,000,000			2,000,000
Issuance of shares – transferred from share application monies	858,605	(858,605)
Share issued for service	190,355					190,355			190,355
Share application monies received		2,000,000				2,000,000			2,000,000
Total transactions with owners of the Company	3,048,960	1,141,395				4,190,355			4,190,355
Ending balance, value at Dec. 31, 2021	6,548,960	1,141,395		(30,980)	(5,067,332)	2,592,043	(439)		2,591,604
IfrsStatementLineItems [Line Items]
Total comprehensive loss for the year				(96,504)	(3,131,209)	(3,227,713)	(243)		(3,227,956)
Warrant exercised before year end			73,930			73,930			73,930
Issuance of shares	2,364,045	(1,141,395)				1,222,650			1,222,650
Ending balance, value at Dec. 31, 2022	8,913,005			(127,484)	(8,198,541)	586,980	(682)		586,298
IfrsStatementLineItems [Line Items]
Total comprehensive loss for the year				(89,918)	(4,132,896)	(4,222,814)	(274)	$ (3,201,006)	(4,223,088)
Warrant exercised before year end			73,930			73,930			73,930
Issuance of shares	14,807,015					14,807,015			14,807,015
Total transactions with owners of the Company	14,807,015		73,930			14,880,945			14,880,945
Ending balance, value at Dec. 31, 2023	$ 23,720,020		$ 73,930	$ (217,402)	$ (12,331,437)	$ 11,245,111	$ (956)	$ 8,522,820	$ 11,244,155

[1]	The Group embarked on its strategy in People’s Republic of China via a collaborative effort on using the CTM-GDT for cancer immunotherapy. As such, the Group committed this loan to a third party for the purpose of conducting an investigator initiated clinical trial through local partners in Chongqing, one of the most populous regions in People’s Republic of China.